VESSELS, RIGS AND EQUIPMENT, NET (Summary of Vessels and Equipment, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Vessels and equipment, net	$ 2,809,216	$ 2,654,733
Vessels, Rigs And Equipment
Property, Plant and Equipment [Line Items]
Cost	3,703,077	3,454,193
Accumulated depreciation	$ (893,861)	$ (799,460)